Goodwill and Intangible Assets - Net book value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (704)	$ (206)
Total	2,541
Indefinite-Lived Intangible Assets [Line Items]
Total Indefinite Life Intangible Assets	49	40
Gross Book Value	3,245	3,054
Net Book Value	2,541	2,848
Pharmacy board licenses
Indefinite-Lived Intangible Assets [Line Items]
Total Indefinite Life Intangible Assets	5
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	783	608
Accumulated Amortization	(226)	(65)
Total	557	543
Customer relationships and licenses
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	2,166	2,170
Accumulated Amortization	(422)	(125)
Total	1,744	2,045
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Book Value	291	276
Accumulated Amortization	(56)	(16)
Total	$ 235	$ 260